Distribution Date: Dec 26, 2006
DISTRIBUTION PACKAGE
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Aurora Loan Services Inc
December 26, 2006
November 30, 2006
November 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
John Yen
617-603-6441
john.yen@usbank.com
Distribution Date
December 26, 2006
Accrual Periods: Begin End
Record Date - Non LIBOR Certificates November 30, 2006 Class Certificates 11/1/2006 11/30/2006
Record Date - LIBOR Certificates December 24, 2006 Libor Certificates 11/25/2006 12/25/2006
Payment Detail:
Pass
Realized
Subordinate
Through
Original
Beginning
Principal
Interest
Total
Loss
Writedown
Ending
Class
Rate
(1)
Balance
Balance
Paid
Paid
Paid
Amount
Amount
Balance
1A1 6.00000% $21,227,000.00 $21,227,000.00 $0.00 $106,135.00 $106,135.00 $0.00 $21,227,000.00
1A2 6.00000% $10,356,000.00 $10,356,000.00 $0.00 $51,780.00 $51,780.00 $0.00 $10,356,000.00
1A3 6.00000% $126,332,000.00 $126,332,000.00 $523,690.90 $631,660.00 $1,155,350.90 $0.00 $125,808,309.10
2A1 5.74000% $260,941,000.00 $260,941,000.00 $1,514,545.83 $1,248,167.79 $2,762,713.62 $0.00 $259,426,454.17
2A2 1.26000% $260,941,000.00 $260,941,000.00 $0.00 $273,988.05 $273,988.05 $0.00 $259,426,454.17
3A1 5.67000% $59,021,000.00 $59,021,000.00 $1,160,000.23 $278,874.23 $1,438,874.46 $0.00 $57,860,999.77
3A2 1.83000% $59,021,000.00 $59,021,000.00 $0.00 $90,007.03 $90,007.03 $0.00 $57,860,999.77
4A1 5.57000% $21,651,000.00 $21,651,000.00 $1,034,130.04 $100,496.73 $1,134,626.77 $0.00 $20,616,869.96
4A2 2.43000% $21,651,000.00 $21,651,000.00 $0.00 $43,843.28 $43,843.28 $0.00 $20,616,869.96
AP 0.00000% $114,193.98 $114,193.98 $156.21 $0.00 $156.21 $0.00 $114,037.77
M 6.28612% $11,712,000.00 $11,712,000.00 $5,249.59 $61,352.52 $66,602.11 $0.00 $0.00 $11,706,750.41
B1 6.28612% $5,058,000.00 $5,058,000.00 $2,267.11 $26,495.99 $28,763.10 $0.00 $0.00 $5,055,732.89
B2 6.28612% $5,856,000.00 $5,856,000.00 $2,624.79 $30,676.26 $33,301.05 $0.00 $0.00 $5,853,375.21
B3 6.78612% $3,194,000.00 $3,194,000.00 $1,431.62 $18,062.39 $19,494.01 $0.00 $0.00 $3,192,568.38
B4 8.42064% $1,065,000.00 $1,065,000.00 $477.36 $7,473.32 $7,950.68 $0.00 $0.00 $1,064,522.64
B5 8.42064% $2,130,000.00 $2,130,000.00 $954.71 $14,946.64 $15,901.35 $0.00 $0.00 $2,129,045.29
B6 8.42064% $2,130,000.00 $2,130,000.00 $954.71 $14,946.64 $15,901.35 $0.00 $0.00 $2,129,045.29
B7 8.42064% $1,596,289.95 $1,596,289.95 $715.49 $11,201.49 $11,916.98 $0.00 $0.00 $1,595,574.46
R 6.00000% $100.00 $100.00 $100.00 $0.50 $100.50 $0.00 $0.00
Totals: $532,383,583.93 $532,383,583.93 $4,247,298.59 $3,010,107.86 $7,257,406.45 $0.00 $0.00 $528,136,285.34
Note: Class 2A3, 2A4 are Exchange Certificates
Exchange Certificates
No exchanges of Exchangeable Certificates or Exchange Certificates have taken place since the preceding Distribution Date
2A3 5.74000% $243,842,000.00 $243,842,000.00 $1,415,300.33 $1,166,377.57 $2,581,677.90 $0.00 $242,426,699.67
2A4 5.74000% $17,099,000.00 $17,099,000.00 $99,245.50 $81,790.22 $181,035.72 $0.00 $16,999,754.50
Amounts Per 1,000:
Realized
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
1A1 52520SAA8 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000 LIBOR 5.32000%
1A2 52520SAB6 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
1A3 52520SAC4 $1,000.00000000 $4.14535430 $5.00000000 $0.00000000 $995.85464570
2A1 52520SAD2 $1,000.00000000 $5.80416964 $4.78333336 $0.00000000 $994.19583036
2A2 52520SAE0 $1,000.00000000 $0.00000000 $1.05000000 $0.00000000 $994.19583036
2A3 52520SAF7 $1,000.00000000 $5.80416963 $4.78333335 $0.00000000 $994.19583037
2A4 52520SAG5 $1,000.00000000 $5.80416983 $4.78333353 $0.00000000 $994.19583017
3A1 52520SAH3 $1,000.00000000 $19.65402535 $4.72500008 $0.00000000 $980.34597465
3A2 52520SAJ9 $1,000.00000000 $0.00000000 $1.52500008 $0.00000000 $980.34597465
4A1 52520SAK6 $1,000.00000000 $47.76361554 $4.64166690 $0.00000000 $952.23638446
4A2 52520SAL4 $1,000.00000000 $0.00000000 $2.02500023 $0.00000000 $952.23638446
AP 52520SAM2 $1,000.00000000 $1.36793551 $0.00000000 $0.00000000 $998.63206449
M 52520SAN0 $1,000.00000000 $0.44822319 $5.23843238 $0.00000000 $999.55177681
B1 52520SAP5 $1,000.00000000 $0.44822262 $5.23843219 $0.00000000 $999.55177738
B2 52520SAQ3 $1,000.00000000 $0.44822234 $5.23843238 $0.00000000 $999.55177766
B3 52520SAR1 $1,000.00000000 $0.44822167 $5.65510019 $0.00000000 $999.55177833
B4 52520SAS9 $1,000.00000000 $0.44822535 $7.01720188 $0.00000000 $999.55177465
B5 52520SAU4 $1,000.00000000 $0.44822066 $7.01720188 $0.00000000 $999.55177934
B6 52520SAV2 $1,000.00000000 $0.44822066 $7.01720188 $0.00000000 $999.55177934
B7 52520SAW0 $1,000.00000000 $0.44822058 $7.01720261 $0.00000000 $999.55177942
R 52520SAT7 $1,000.00000000 $1,000.00000000 $5.00000000 $0.00000000 $0.00000000
LEHMAN MORTGAGE TRUST
Mortgage Pass-Through Certificates, Series 2006-8
STATEMENT TO CERTIFICATEHOLDERS

Contact:
John Yen
617-603-6441
john.yen@usbank.com
Distribution Date
December 26, 2006
LEHMAN MORTGAGE TRUST
Mortgage Pass-Through Certificates, Series 2006-8
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Allocation of
Prepayment
Additional
Total
Outstanding
Outstanding
Margin or
Accrued @
Relief Act &
Net Prepayment
Penalty
Interest
Interest
Net Prepayment
Interest
Class
Fix Rate
PT Rate (1)
Excess Loss
Interest Shortfall
Amount
Amount
Paid (2)
Interest Shortfall
Shortfall
1A1 6.00000% $106,135.00 $0.00 $0.00 $106,135.00 $0.00 $0.00
1A2 6.00000% $51,780.00 $0.00 $0.00 $51,780.00 $0.00 $0.00
1A3 6.00000% $631,660.00 $0.00 $0.00 $631,660.00 $0.00 $0.00
2A1 5.74000% $1,248,167.78 $0.00 $0.00 $1,248,167.79 $0.00 $0.00
2A2 1.26000% $273,988.05 $0.00 $0.00 $0.00 $273,988.05 $0.00 $0.00
2A3 5.74000% $1,166,377.57 $0.00 $0.00 $1,166,377.57 $0.00 $0.00
2A4 5.74000% $81,790.22 $0.00 $0.00 $81,790.22 $0.00 $0.00
3A1 5.67000% $278,874.23 $0.00 $0.00 $278,874.23 $0.00 $0.00
3A2 1.83000% $90,007.03 $0.00 $0.00 $0.00 $90,007.03 $0.00 $0.00
4A1 5.57000% $100,496.73 $0.00 $0.00 $100,496.73 $0.00 $0.00
4A2 2.43000% $43,843.28 $0.00 $0.00 $43,843.28 $0.00 $0.00
AP 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
M 6.28612% $61,352.52 $0.00 $0.00 $61,352.52 $0.00 $0.00
B1 6.28612% $26,495.99 $0.00 $0.00 $26,495.99 $0.00 $0.00
B2 6.28612% $30,676.26 $0.00 $0.00 $30,676.26 $0.00 $0.00
B3 6.78612% $18,062.39 $0.00 $0.00 $18,062.39 $0.00 $0.00
B4 8.42064% $7,473.32 $0.00 $0.00 $0.00 $7,473.32 $0.00 $0.00
B5 8.42064% $14,946.64 $0.00 $0.00 $0.00 $14,946.64 $0.00 $0.00
B6 8.42064% $14,946.64 $0.00 $0.00 $0.00 $14,946.64 $0.00 $0.00
B7 8.42064% $11,201.49 $0.00 $0.00 $0.00 $11,201.49 $0.00 $0.00
R 6.00000% $0.50 $0.00 $0.00 $0.50 $0.00 $0.00
(1) Includes interest shortfalls from previous payments dates
(2) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)

Contact:
John Yen
617-603-6441
john.yen@usbank.com
Distribution Date
December 26, 2006
LEHMAN MORTGAGE TRUST
Mortgage Pass-Through Certificates, Series 2006-8
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Reconciliation:
Relevant information: Available funds (A):
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 779,795.86 Interest Remittance Amount 3,010,108.05
B) Average 6-month 60+ Delinquent Balance 129,965.98 Principal Remittance Amount 4,247,298.60
C) Group Subordinate Amount Percentage 50% Other 0.00
D) Sum of Group Subordinate Amounts 32,741,289.95 Total Servicer remittance 7,257,406.65
E) Applicable Original Subordinate Amount % (not applicable until December 2011) N/A
Distributions (B):
A Trigger Event will occur if either (1) or (2) is True: Total interest distributed 3,010,107.86
1) Average 6-month 60+ Delinquent Bal >= 50% of the sum of the Group Subord Amts NO Total principal distributed 4,247,298.59
2) Cumultive Loss over Applicable % of Original Group Subordinate Amount Total 7,257,406.45
Collateral Groups Cumu Losses Ori Grp Sub Amt Trigger Final Trigger
1 0.00 10,355,452.12 NO NO Shortfall (A) - (B): 0.20
2 0.00 17,099,205.76 NO NO
3 0.00 3,867,875.97 NO NO
4 0.00 1,418,756.11 NO NO
A) Advances required to be made by Servicer N/A
Purchase Event NO B) Advances actually made by Servicer 2,685,349.22
Trust Fund Termination Event NO C) Excess of A over B N/A
Collateral Groups Information:
Group P Group 1 Group 2 Group 3 Group 4 Total
Beginning Aggregate Principal Balance 114,193.98 168,270,552.12 278,040,205.76 62,888,875.97 23,069,756.11 532,383,583.93
Scheduled Principal 72.67 77,167.91 117,535.72 32,813.42 11,056.74 238,646.46
Unscheduled Principal 83.54 451,371.94 1,404,238.44 1,129,204.94 1,023,753.27 4,008,652.14
Realized Losses 0.00 0.00 0.00 0.00 0.00 0.00
Ending Aggregate Principal Balance 114,037.77 167,742,012.27 276,518,431.60 61,726,857.61 22,034,946.09 528,136,285.33
Aggregate Losses Since Cut-off Date 0.00 0.00 0.00 0.00 0.00 0.00
Special Hazard Losses 0.00 0.00 0.00 0.00 0.00 0.00
Fraud Losses 0.00 0.00 0.00 0.00 0.00 0.00
Bankruptcy Losses 0.00 0.00 0.00 0.00 0.00 0.00
Special Hazard Loss Amount 193,828.00 Loan Number Principal Balance
Fraud Loss Amount 10,647,672.00 Deleted Mortgage Loans
Bankruptcy Loss Amount 5,323,836.00
Qualifying Substitute Mortgage Loans
CREDIT ENHANCEMENT, TRIGGERS, OTHER EVENTS AND ACTIVITIES

Distribution Date: Dec 26, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
532,383,583.93
4,247,298.60
0.00
528,136,285.33
238,646.46
3,678,220.22
157,577.26
0.00
172,854.66
4,247,298.60
3,167,263.09
157,155.04
0.00
0.00
0.00
0.00
0.00
3,010,108.05
0.00
0.00
7,257,406.65
2,103
2,095
0.9920221083
7.13905%
6.78482%
6.78482%
0.00
0.00
0.00
0.00
0.00
0
1
0.00
0.00
110,913.66
46,241.38
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance
%
0K to 99.99K
388 29,550,468.80 5.60%
100K to 199.99K
802 115,586,838.28 21.89%
200K to 299.99K
336 81,632,637.30 15.46%
300K to 399.99K
159 55,009,487.55 10.42%
400K to 499.99K
174 78,845,097.35 14.93%
500K to 599.99K
90 49,145,691.01 9.31%
600K to 699.99K
56 35,821,093.22 6.78%
700K to 799.99K
38 28,223,106.91 5.34%
800K to 899.99K
11 9,372,355.82 1.77%
900K to 999.99K
23 22,238,551.53 4.21%
1000K to 1099.99K
4 4,000,000.00 0.76%
1100K to 1199.99K
7 8,026,458.10 1.52%
1200K to 1299.99K
1 1,200,000.00 0.23%
1300K to 1399.99K
2 2,734,508.41 0.52%
1400K to 1499.99K
2 2,879,716.47 0.55%
1600K to 1699.99K
1 1,621,750.00 0.31%
2200K to 2299.99K
1 2,248,524.58 0.43%
Total
2,095
528,136,285.33
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1600K to 1699.99K
2200K to 2299.99K
Balance

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
6.00% - 6.49%
93 27,698,547.51 5.24%
6.50% - 6.99%
675 207,590,240.49 39.31%
7.00% - 7.49%
596 154,867,089.85 29.32%
7.50% - 7.99%
516 97,829,580.98 18.52%
8.00% - 8.49%
162 33,619,108.68 6.37%
8.50% - 8.99%
52 6,468,882.98 1.22%
9.00% - 9.49%
1 62,834.84 0.01%
Total
2,095
528,136,285.33
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.14%
Count
Balance ($)
%
2 Units
85 19,273,395.97 3.65%
3 Units
12 4,793,486.16 0.91%
4 Units
9 3,039,607.47 0.58%
Condominium
5 1,923,571.15 0.36%
Cooperative
1 141,134.12 0.03%
High Rise Condo
8 3,983,045.20 0.75%
Low Rise Condo
110 22,894,649.96 4.33%
Planned Unit Development
465 121,344,109.52 22.98%
Single Family
1,397 350,371,873.14 66.34%
Townhouse
3 371,412.64 0.07%
Total
2,095
528,136,285.33
100.00%
Property Type
Type
Count
Balance ($)
%
2001
16 8,851,856.94 1.68%
2003
1 76,912.35 0.01%
2005
20 3,589,532.97 0.68%
2006
2,058 515,617,983.07 97.63%
Total
2,095
528,136,285.33
100.00%
Year of First Payment Date
Year

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
10.00%-14.99%
1 74,936.99 0.01%
15.00%-19.99%
7 623,702.56 0.12%
20.00%-24.99%
15 1,402,101.72 0.27%
25.00%-29.99%
15 1,550,988.17 0.29%
30.00%-34.99%
23 4,075,853.85 0.77%
35.00%-39.99%
25 4,925,092.77 0.93%
40.00%-44.99%
35 7,503,494.16 1.42%
45.00%-49.99%
42 9,346,353.69 1.77%
50.00%-54.99%
58 17,465,287.19 3.31%
55.00%-59.99%
69 20,962,429.13 3.97%
60.00%-64.99%
72 23,498,843.03 4.45%
65.00%-69.99%
104 42,251,130.43 8.00%
70.00%-74.99%
137 43,197,362.18 8.18%
75.00%-79.99%
259 69,410,544.79 13.14%
80.00%-84.99%
742 168,601,421.98 31.92%
85.00%-89.99%
48 10,016,178.07 1.90%
90.00%-94.99%
92 20,295,459.19 3.84%
95.00%-99.99%
48 11,684,958.47 2.21%
100.0%-105.0%
302 71,197,739.32 13.48%
5.00%- 9.99%
1 52,407.64 0.01%
Total
2,095
528,136,285.33
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Count
Balance ($)
%
289 - 312
16 8,851,856.94 1.68%
313 - 336
1 76,912.35 0.01%
337 - 360
2,049 509,720,120.53 96.51%
457 - 480
29 9,487,395.51 1.80%
Total
2,095
528,136,285.33
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 359
Count
Balance ($)
%
289 - 312
16 8,851,856.94 1.68%
313 - 336
1 76,912.35 0.01%
337 - 360
2,078 519,207,516.04 98.31%
Total
2,095
528,136,285.33
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 357
Count
Balance ($)
%
337 - 360
2,066 518,648,889.82 98.20%
457 - 480
29 9,487,395.51 1.80%
Total
2,095
528,136,285.33
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 362

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
337 - 360
2,095 528,136,285.33 100.00%
Total
2,095
528,136,285.33
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
ALABAMA
13 2,172,556.58 0.41%
ALASKA
3 553,496.54 0.10%
ARIZONA
92 21,283,525.36 4.03%
ARKANSAS
6 874,730.37 0.17%
CALIFORNIA
313 129,830,668.71 24.58%
COLORADO
95 26,428,453.03 5.00%
CONNECTICUT
10 2,138,155.56 0.40%
DELAWARE
10 2,521,983.53 0.48%
DISTRICT OF COLUMBIA
6 2,848,188.99 0.54%
FLORIDA
221 52,340,358.82 9.91%
GEORGIA
49 8,469,500.63 1.60%
HAWAII
9 6,957,477.38 1.32%
IDAHO
14 2,079,679.78 0.39%
ILLINOIS
31 7,101,099.61 1.34%
INDIANA
29 4,012,341.93 0.76%
IOWA
3 251,731.09 0.05%
KANSAS
9 923,831.43 0.17%
KENTUCKY
6 602,990.32 0.11%
LOUISIANA
19 3,007,626.31 0.57%
MAINE
3 287,580.04 0.05%
MARYLAND
44 15,839,574.93 3.00%
MASSACHUSETTS
25 7,652,283.54 1.45%
MICHIGAN
40 6,076,652.94 1.15%
MINNESOTA
30 6,434,447.86 1.22%
MISSISSIPPI
1 122,457.10 0.02%
MISSOURI
30 6,601,269.87 1.25%
MONTANA
7 1,890,556.35 0.36%
NEBRASKA
11 1,506,199.50 0.29%
NEVADA
28 7,363,212.68 1.39%
NEW HAMPSHIRE
8 1,272,496.92 0.24%
NEW JERSEY
38 14,084,499.93 2.67%
NEW MEXICO
19 5,176,762.70 0.98%
NEW YORK
64 29,375,568.87 5.56%
NORTH CAROLINA
54 8,490,478.02 1.61%
OHIO
46 5,904,531.74 1.12%
OKLAHOMA
5 858,069.05 0.16%
OREGON
31 7,478,765.63 1.42%
PENNSYLVANIA
44 7,044,506.39 1.33%
RHODE ISLAND
7 1,707,890.77 0.32%
SOUTH CAROLINA
23 4,627,915.67 0.88%
SOUTH DAKOTA
2 184,927.67 0.04%
TENNESSEE
29 3,845,578.08 0.73%
TEXAS
295 40,419,619.10 7.65%
UTAH
84 19,371,883.76 3.67%
VERMONT
2 209,740.71 0.04%
VIRGINIA
84 22,611,438.45 4.28%
WASHINGTON
91 25,345,166.55 4.80%
WEST VIRGINIA
2 208,845.32 0.04%
WISCONSIN
6 1,189,731.36 0.23%
WYOMING
4 555,237.86 0.11%
Total
2,095
528,136,285.33
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
TEXAS
NEW YORK
COLORADO
WASHINGTON
VIRGINIA
ARIZONA
UTAH
MARYLAND
NEW JERSEY
NORTH CAROLINA
GEORGIA
MASSACHUSETTS
OREGON
NEVADA
ILLINOIS
PENNSYLVANIA
HAWAII
MISSOURI
MINNESOTA
MICHIGAN
OHIO
NEW MEXICO
SOUTH CAROLINA
INDIANA
TENNESSEE
LOUISIANA
DISTRICT OF
COLUMBIA
DELAWARE
ALABAMA
CONNECTICUT
IDAHO
MONTANA
RHODE ISLAND
NEBRASKA
NEW HAMPSHIRE
WISCONSIN
KANSAS
ARKANSAS
OKLAHOMA
KENTUCKY
WYOMING
ALASKA
MAINE
IOWA
VERMONT
WEST VIRGINIA
SOUTH DAKOTA
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,064
520,551,633.18
98.56%
520,726,922.63
28
6,804,856.29
1.29%
6,808,253.81
3
779,795.86
0.15%
781,606.74
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,095
528,136,285.33
528,316,783.18
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,064
520,551,633.18
98.56%
520,726,922.63
28
6,804,856.29
1.29%
6,808,253.81
3
779,795.86
0.15%
781,606.74
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,095
528,136,285.33
100.00%
528,316,783.18
Current
30 - 59
days
60 - 89
days
Current 98.6%
30 - 59 days 1.3%
60 - 89 days 0.1%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
28 6,804,856.29 89.72% 3 779,795.86 10.28% 0 0.00 0.00% 0 0.00 0.00%
31
7,584,652.15
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
28
6,804,856.29
89.72%
3
779,795.86
10.28%
0
0.00
0.00%
0
0.00
0.00%
31
7,584,652.15
100.00%
89.72
10.28
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
December 2006
Count
Balance ($)
30 - 59 days
28 6,804,856.29
60 - 89 days
3 779,795.86
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
6
Balance ($)
60 - 89 days

Distribution Date: Dec 26, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
8.67%
4,008,652.14
Life CPR
8.67%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
12
/1
/2
00
6
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
12
/1
/2
00
6
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
12
/1
/2
00
6
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
12
/1
/2
00
6
Group 1
Total
Amount ($)

Distribution Date: Dec 26, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Dec 26, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Dec 26, 2006
REO LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
8 3,852,830.00 3,851,074.88 0.00 532,383,583.93
0.72%
99.28%
1
Prepayment 0.72%
Liquidation 0.00%
Beginning Balance 99.28%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121222608 132,000.00 131,790.25 131,790.04 0.00 0.00 0.00 Voluntary PIF 11/09/2006 0.21 6.875% 0.00
33339805 506,550.00 506,550.00 506,550.00 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 7.125% 0.00
33388380 173,000.00 173,000.00 172,854.66 0.00 0.00 0.00 Repurchase 145.34 6.875% 0.00
33425778 319,300.00 319,300.00 319,300.00 0.00 0.00 0.00 Voluntary PIF 11/28/2006 0.00 6.500% 0.00
39073432 638,480.00 638,480.00 638,480.00 0.00 0.00 0.00 Voluntary PIF 12/12/2006 0.00 7.750% 0.00
39209242 1,000,000.00 1,000,000.00 999,345.85 0.00 0.00 0.00 Voluntary PIF 11/17/2006 654.15 8.125% 0.00
39209580 487,500.00 487,500.00 487,164.50 0.00 0.00 0.00 Voluntary PIF 12/08/2006 335.50 7.875% 0.00
39311865 596,000.00 596,000.00 595,589.83 0.00 0.00 0.00 Voluntary PIF 12/05/2006 410.17 7.875% 0.00
Total:
8
3,852,830.00
3,852,620.25
1,545.37
3,851,074.88
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #